Stock Options (Narrative) (Details)							1 Months Ended						12 Months Ended						13 Months Ended
	Nov. 02, 2022 Share $ / shares	Jul. 04, 2022 Share $ / shares	Feb. 11, 2022 Share $ / shares	Dec. 10, 2021 Share $ / shares	Dec. 04, 2020 Share $ / shares	Jul. 03, 2020 Share $ / shares	Jun. 30, 2023 Share $ / shares	May 01, 2023 CAD ($) Share $ / shares	Feb. 21, 2023 USD ($)	Feb. 14, 2023 Share $ / shares	May 18, 2021 Share $ / shares	Nov. 19, 2020 Share $ / shares	Mar. 31, 2023 Share $ / shares shares	Mar. 31, 2023 USD ($) Share Incentive_Plan shares	Mar. 31, 2022 Share $ / shares shares	Mar. 31, 2022 USD ($) Share shares	Mar. 31, 2021 Share $ / shares shares	Mar. 31, 2021 USD ($) Share shares	Mar. 28, 2023 Share $ / shares	May 04, 2023 Share $ / shares	Mar. 31, 2020 Share	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of incentive stock option | Incentive_Plan														2
Number of common shares issued upon exercise of stock options | shares														3,322		329,822
Number of share options granted in share-based payment arrangement														835,000		916,650		385,715
Number of share options forfeited in share-based payment arrangement														317,913		99,284		43,571
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares													$ 3.66		$ 16.61		$ 21.7
Share-based payments | $														$ 3,645,893		$ 5,771,475		$ 2,098,761
Description of maximum term of options granted for share-based payment arrangement				five years
Weighted average share price | $ / shares													$ 8.06		$ 10.87		$ 2.65
Number of stock options exercised														3,322		329,822		145,537
Proceeds from exercise of stock options | $														$ 8,761		$ 1,226,259		$ 302,886
Number of stock options exercisable													1,265,128	1,265,128	700,957	700,957	882,964	882,964			629,750
Stock options forfeited, exercise price | $ / shares													$ 11.16		$ 13.6		$ 3.55
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				693,000										0		693,000
Number of share options forfeited in share-based payment arrangement														104,500		35,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 16.45
Number of stock options exercised														0		0
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement										660,000				660,000
Number of share options forfeited in share-based payment arrangement														15,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares										$ 3.8
Description of maximum term of options granted for share-based payment arrangement										five years
Number of stock options exercised														0
Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options forfeited in share-based payment arrangement							74,761
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares								$ 3.5
Number of stock options exercised								42,858
Proceeds from exercise of stock options | $								$ 150,003
Number of stock options exercisable																				14,286
Weighted average exercise price of stock options exercisable | $ / shares																				$ 3.5
Stock options forfeited, exercise price | $ / shares							$ 5.54
2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate fair market value of stock options exercisable must not exceed | $									$ 100,000
Number of common shares available for issuance in share based arrangement | shares													255,246	255,246
Number of performance based awards available for issuance in share based arrangement | shares													2,467,595	2,467,595
2023 Equity Incentive Plan (the "2023 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares													255,246	255,246
Number of performance based awards available for issuance in share based arrangement | shares													2,467,595	2,467,595
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares																	2,129,999	2,129,999				1,491,541
Rolling Stock Option Plan (the "2019 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares															612,152	612,152	874,148	874,148
Number of common shares issued upon exercise of stock options | shares																		145,537
Number of share options expired in share-based payment arrangement																99,284		43,571
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	60,000	15,000	50,000	278,000		51,429				225,000	173,650								100,000
Weighted average exercise price of share options granted in share-based payment arrangement | (per share)	$ 2.46	$ 4.25	$ 8.32			$ 4.9					$ 19.62								$ 2.85
Description of maximum term of options granted for share-based payment arrangement	five years	five years	3 years			5 years					five years								5 years
Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares												$ 20
Number of share options granted in share-based payment arrangement				350,000						420,000		300,000
Number of share options granted in share-based payment arrangement per person												100,000
Vesting percentage of stock options				25.00%
Description of maximum term of options granted for share-based payment arrangement												5 years
Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				65,000						15,000
Consultant IR provider [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement						14,286
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares						$ 4.9
Description of maximum term of options granted for share-based payment arrangement						2 years
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares					$ 20
Number of share options granted in share-based payment arrangement					20,000
Number of share options granted in share-based payment arrangement per person					5,000
Description of maximum term of options granted for share-based payment arrangement					5 years
After 3 months, 6 months, 9 months, and 12 months [Member] | Consultant IR provider [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options						25.00%
After 4 months [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%	25.00%		25.00%		25.00%				25.00%	25.00%								25.00%
After 4 months [Member] | Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%						25.00%		25.00%
After 4 months [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%						25.00%
After 6 months, 9 months, and 12 months [Member] | Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options										25.00%
After 6 months, 9 months, and 12 months [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options										25.00%
After year one, two and three [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%	25.00%		25.00%		25.00%				25.00%	25.00%								25.00%
After year one, two and three [Member] | Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options												25.00%
After year one, two and three [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%